Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000117929 [Member] | Unibail Rodamco Westfield REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000117929 [Member] | Extra Space Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000117929 [Member] | BXP Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000117929 [Member] | Rexford Industrial Realty Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000117929 [Member] | Ventas Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000117929 [Member] | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000117929 [Member] | Goodman Group REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000117929 [Member] | Simon Property Group Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000117929 [Member] | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000117929 [Member] | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000117929 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	67.60%
C000117929 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.80%
C000117929 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.00%
C000117929 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.70%
C000117929 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.40%
C000117929 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.40%
C000117929 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.20%
C000117929 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.80%
C000117929 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	8.10%
C000117929 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000117929 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.00%
C000117929 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074276 [Member] | Unibail Rodamco Westfield REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000074276 [Member] | Extra Space Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000074276 [Member] | BXP Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000074276 [Member] | Rexford Industrial Realty Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000074276 [Member] | Ventas Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000074276 [Member] | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000074276 [Member] | Goodman Group REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074276 [Member] | Simon Property Group Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000074276 [Member] | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000074276 [Member] | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000074276 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	67.60%
C000074276 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.80%
C000074276 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.00%
C000074276 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.70%
C000074276 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.40%
C000074276 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.40%
C000074276 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.20%
C000074276 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.80%
C000074276 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	8.10%
C000074276 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000074276 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.00%
C000074276 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074275 [Member] | Unibail Rodamco Westfield REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000074275 [Member] | Extra Space Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000074275 [Member] | BXP Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000074275 [Member] | Rexford Industrial Realty Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000074275 [Member] | Ventas Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000074275 [Member] | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000074275 [Member] | Goodman Group REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074275 [Member] | Simon Property Group Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000074275 [Member] | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000074275 [Member] | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000074275 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	67.60%
C000074275 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.80%
C000074275 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.00%
C000074275 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.70%
C000074275 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.40%
C000074275 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.40%
C000074275 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.20%
C000074275 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.80%
C000074275 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	8.10%
C000074275 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000074275 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.00%
C000074275 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074274 [Member] | Unibail Rodamco Westfield REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000074274 [Member] | Extra Space Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000074274 [Member] | BXP Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000074274 [Member] | Rexford Industrial Realty Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000074274 [Member] | Ventas Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000074274 [Member] | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000074274 [Member] | Goodman Group REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074274 [Member] | Simon Property Group Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000074274 [Member] | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000074274 [Member] | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000074274 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	67.60%
C000074274 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.80%
C000074274 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.00%
C000074274 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.70%
C000074274 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.40%
C000074274 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.40%
C000074274 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.20%
C000074274 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.80%
C000074274 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	8.10%
C000074274 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000074274 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.00%
C000074274 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074273 [Member] | Unibail Rodamco Westfield REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000074273 [Member] | Extra Space Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000074273 [Member] | BXP Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000074273 [Member] | Rexford Industrial Realty Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000074273 [Member] | Ventas Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000074273 [Member] | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000074273 [Member] | Goodman Group REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074273 [Member] | Simon Property Group Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000074273 [Member] | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000074273 [Member] | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000074273 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	67.60%
C000074273 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.80%
C000074273 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.00%
C000074273 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.70%
C000074273 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.40%
C000074273 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.40%
C000074273 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.20%
C000074273 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.80%
C000074273 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	8.10%
C000074273 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000074273 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.00%
C000074273 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074272 [Member] | Unibail Rodamco Westfield REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000074272 [Member] | Extra Space Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000074272 [Member] | BXP Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000074272 [Member] | Rexford Industrial Realty Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000074272 [Member] | Ventas Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000074272 [Member] | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000074272 [Member] | Goodman Group REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074272 [Member] | Simon Property Group Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000074272 [Member] | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000074272 [Member] | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000074272 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	67.60%
C000074272 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.80%
C000074272 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.00%
C000074272 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.70%
C000074272 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.40%
C000074272 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.40%
C000074272 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.20%
C000074272 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.80%
C000074272 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	8.10%
C000074272 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000074272 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.00%
C000074272 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074271 [Member] | Unibail Rodamco Westfield REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000074271 [Member] | Extra Space Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000074271 [Member] | BXP Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000074271 [Member] | Rexford Industrial Realty Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000074271 [Member] | Ventas Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000074271 [Member] | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000074271 [Member] | Goodman Group REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074271 [Member] | Simon Property Group Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000074271 [Member] | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000074271 [Member] | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000074271 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	67.60%
C000074271 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.80%
C000074271 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.00%
C000074271 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.70%
C000074271 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.40%
C000074271 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.40%
C000074271 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.20%
C000074271 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.80%
C000074271 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	8.10%
C000074271 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000074271 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.00%
C000074271 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074270 [Member] | Unibail Rodamco Westfield REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000074270 [Member] | Extra Space Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000074270 [Member] | BXP Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000074270 [Member] | Rexford Industrial Realty Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000074270 [Member] | Ventas Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000074270 [Member] | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000074270 [Member] | Goodman Group REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074270 [Member] | Simon Property Group Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000074270 [Member] | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000074270 [Member] | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000074270 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	67.60%
C000074270 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.80%
C000074270 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.00%
C000074270 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.70%
C000074270 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.40%
C000074270 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.40%
C000074270 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.20%
C000074270 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.80%
C000074270 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	8.10%
C000074270 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000074270 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.00%
C000074270 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074269 [Member] | Unibail Rodamco Westfield REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000074269 [Member] | Extra Space Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000074269 [Member] | BXP Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000074269 [Member] | Rexford Industrial Realty Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000074269 [Member] | Ventas Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000074269 [Member] | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000074269 [Member] | Goodman Group REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074269 [Member] | Simon Property Group Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000074269 [Member] | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000074269 [Member] | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000074269 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	67.60%
C000074269 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.80%
C000074269 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.00%
C000074269 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.70%
C000074269 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.40%
C000074269 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.40%
C000074269 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.20%
C000074269 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.80%
C000074269 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	8.10%
C000074269 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000074269 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.00%
C000074269 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%